CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses
General and administrative expenses	$ (142,660)	¥ (928,188)	¥ (521,237)	¥ (380,864)
Operating loss	(196,195)	(1,276,498)	(1,399,963)	(1,088,000)
Interest expense	(7,247)	(47,154)	(21,379)	(10,439)
Interest income	11,536	75,056	24,386	3,727
Net loss attributable to BEST Inc	(188,723)	(1,227,893)	(1,363,480)	(1,059,443)
Accretion to redemption value of redeemable convertible preferred shares			(3,661,975)	(3,996,288)
Deemed dividend-Repurchase of redeemable convertible preferred shares			(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares			(423,979)	0
Deemed dividend-Extinguishment loss of Series D redeemable convertible preferred shares				(296,677)
Net loss attributable to ordinary shareholders	(188,723)	(1,227,893)	(5,610,325)	(5,352,408)
Other comprehensive income, tax		0	0	0
Foreign currency translation adjustments	(20,560)	(133,767)	129,305	26,182
Comprehensive loss	(209,309)	(1,361,827)	(1,234,175)	(1,033,261)
Parent
Operating expenses
General and administrative expenses	(5)	(30)	(8,419)	(831)
Operating loss	(5)	(30)	(8,419)	(831)
Share of losses of subsidiaries and VIE	(188,716)	(1,227,847)	(1,658,038)	(860,033)
Interest expense	(4)	(30)
Interest income	2	14	570	2
Net loss attributable to BEST Inc	(188,723)	(1,227,893)	(1,665,887)	(860,862)
Accretion to redemption value of redeemable convertible preferred shares			(3,661,975)	(3,996,288)
Deemed dividend-Repurchase of redeemable convertible preferred shares			(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares			(423,979)
Deemed dividend-Extinguishment loss of Series D redeemable convertible preferred shares				(296,677)
Net loss attributable to ordinary shareholders	(188,723)	(1,227,893)	(5,912,732)	(5,153,827)
Other comprehensive income, tax		0	0	0
Foreign currency translation adjustments	(20,560)	(133,767)	73,368	26,182
Comprehensive loss	$ (209,283)	¥ (1,361,660)	¥ (1,592,519)	¥ (834,680)